Offsets	Jun. 12, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	American Homes 4 Rent
Form or Filing Type	S-3
File Number	333-272547
Initial Filing Date	Jun. 09, 2023
Fee Offset Claimed	$ 83,054.33
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common shares of beneficial interest, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 753,669,059.00
Termination / Withdrawal Statement	The registrant terminated the offering of unsold securities under the prospectus supplement dated June 9, 2023 (the "2023 Prospectus Supplement") to the prospectus included in its Registration Statement on Form S-3 (File No. 333-272547) filed with the Securities and Exchange Commission on June 9, 2023.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	American Homes 4 Rent
Form or Filing Type	S-3
File Number	333-272547
Filing Date	Jun. 09, 2023
Fee Paid with Fee Offset Source	$ 60,919.32
Offset Note	In connection with the 2023 Prospectus Supplement, the registrant owed a filing fee of $110,200.00 to register the offering of $1.0 billion of common shares under an at-the-market program (the "2023 ATM Program"), of which $49,280.68 was applied from registration fees previously paid for unsold securities under the registrant's prospectus supplement dated June 17, 2020 (the "2020 Prospectus Supplement") to the prospectus included in its Registration Statement on Form S-3 (Registration No. 333-239227) filed with the Securities and Exchange Commission on June 17, 2020, such that the registrant contemporaneously paid a filing fee to the Securities and Exchange Commission in the amount of $60,919.32 in connection with the 2023 Prospectus Supplement. In connection with the 2020 Prospectus Supplement, the registrant carried forward, pursuant to Rule 415(a)(6) under the Securities Act, $500,000,000 of securities previously registered on the registrant's prospectus supplement dated August 10, 2017 (the "2017 Prospectus Supplement") to the prospectus included in its Registration Statement on Form S-3 (Registration No. 333-219720) filed on August 4, 2017 and associated fees. The registrant paid a filing fee of $28,999.00 in connection with the 2017 Prospectus Supplement, after accounting for a fee offset of $28,951.00 related to unsold securities under the registrant's prospectus supplement dated November 10, 2016 to the prospectus included in its Registration Statement on Form S-3 (Registration Statement No. 333-197921). As of the date of this prospectus supplement, $753,669,059 remains unsold under the 2023 ATM Program. Pursuant to Rule 457(p) under the Securities Act, a registration fee credit of $83,054.33 that was previously paid and remains unused with respect to securities that were previously registered pursuant to the 2023 Prospectus Supplement and were not sold thereunder may be applied to the filing fees payable pursuant to this registration statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	American Homes 4 Rent
Form or Filing Type	S-3
File Number	333-219720
Filing Date	Aug. 10, 2017
Fee Paid with Fee Offset Source	$ 28,999.00
Offset Note	See offset note 2.